Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Federal Home Loan Mortgage Corporation
1551 Park Run Drive
McLean, Virginia 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Federal Home Loan Mortgage Corporation (“Freddie Mac” or the “Company”) and Barclays Capital Inc. and J.P. Morgan Securities LLC (collectively, the “Other Specified Parties” and, together with Freddie Mac, the “Specified Parties”), relating to the proposed offering of certain classes of FREMF 2020-K106 Mortgage Trust Multifamily Mortgage Pass-Through Certificates, Series 2020-K106 and Freddie Mac Structured Pass-Through Certificates, Series K-106.

The information provided to us, including the information set forth in the Data File (as defined below), is the responsibility of the Company.  The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On March 10, 2020, representatives of Freddie Mac provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing 52 mortgage loans that are secured by 52 mortgaged properties (the “Mortgage Assets”).

From January 29, 2020 through March 10, 2020, representatives of Freddie Mac provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Mortgage Assets.
Member of Deloitte Touche Tohmatsu Limited

2

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (except for the characteristics identified as “None” or “N/A” on Appendix A) set forth on the Data File (the “Characteristics” as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) the existence or ownership of the Mortgage Assets or (iii) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs.  Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

March 10, 2020

Appendix A
Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of Freddie Mac, with respect to each of the Mortgage Assets (the “Source Documents”):

Promissory note, consolidated, amended and restated promissory note and/or loan modification (collectively, the “Note”);

Loan agreement, multifamily loan and security agreement and/or amendment to multifamily loan and security agreement and other loan documents (collectively, the “Loan Agreement”);

Mortgage, deed of trust, indemnity deed of trust and/or security instrument (collectively, the “DOT”);

Closing statement (the “Closing Statement”);

Escrow agreement and/or list of escrows held (collectively, the “Escrow Agreement”);

Letter of credit (the “Letter of Credit”);

Servicing report, record and/or provided electronic file (collectively, the “Servicing Report”);

Commitment letter, exhibit A and/or ERLA (collectively, the “Commitment”);

Guaranty agreements and/or exceptions to non-recourse agreement (collectively, the “Guaranty”);

Title policy or pro-forma title policy (collectively, the “Title Policy”);

Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);

Real estate property appraisal report (the “Appraisal Report”);

United States Postal Service website – www.usps.com (the “USPS”);

Zoning report or zoning summary (collectively, the “Zoning Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Phase II environmental report (the “Phase II Report”);

MSA file report (the “MSA File”);

Seismic report or zoning map (collectively, the “Seismic Report”);

Final investment brief, underwriter’s summary report and/or financial update (collectively, the “Investment Brief”);

Property inspection and lease audit (the “Property Inspection and Lease Audit”);

Asset Summary of Mortgage Loan (the “ASR”);

Borrower rent roll (the “Rent Roll”);

Commercial lease (the “Commercial Lease”);

Property insurance certificate, environment insurance certificate, Form 1113 and/or MICT screenshot (collectively, the “Proof of Insurance”);

Secondary financing document, subordinate promissory note, subordinate loan agreement, subordination agreement and/or modification, renewal and extension agreement (collectively, the “Secondary Financing Document”);

Property management agreement or assignment of management agreement (collectively, the “Management Agreement”);

Cash management agreement, lockbox agreements and/or legal summary (collectively, the “Cash Management Agreement”);

Form 1115 (the “Form 1115”);

Non-consolidation opinion (the “Non-Consolidation Opinion”);

Cross-collateralization agreement (the “Cross-Collateralization Agreement”);

Trustee bid letter (the “Trustee Bid”); and

CRA report (the “CRA Report”).

*****

	Characteristic	Source Document
1	Freddie Mac Loan Number	Note
2	Seller/Servicer	Note
3	Address (Street)	Appraisal Report, Engineering Report, USPS
4	City	Appraisal Report, Engineering Report, USPS
5	County	Appraisal Report, Engineering Report, USPS
6	State	Appraisal Report, Engineering Report, USPS
7	Metropolitan Statistical Area	MSA File
8	Zip Code	Engineering Report, Appraisal Report, USPS
9	Property Type	Appraisal Report
10	Property Sub-Type	Appraisal Report
11	Original Principal Balance	Note
12	Cut-off Balance	Refer to calculation procedures below
13	Maturity Balance	Refer to calculation procedures below
14	% of Cut-off Date Pool Balance	Refer to calculation procedures below
15	Note Date	Note
16	Note Rate	Note
17	Rate Type	Note
18	Interest Calculation Method	Note
19	Monthly Debt Service	Refer to calculation procedures below
20	Monthly Debt Service (IO)	Refer to calculation procedures below
21	First Payment Date	Note

	Characteristic	Source Document
22	Maturity Date	Note
23	Payment Date	Note
24	Late Charge Grace Period (# of days)	Note
25	Amortization Type	Note
26	Original Amortization Term	Refer to calculation procedures below
27	Original Loan Term	Refer to calculation procedures below
28	Remaining Amortization	Refer to calculation procedures below
29	Remaining Term	Refer to calculation procedures below
30	Seasoning	Refer to calculation procedures below
31	Interest Only Term	Refer to calculation procedures below
32	Prepay Provision Description	Note, Loan Agreement
33	Defeasance To Maturity (Y/N)	Note, Loan Agreement
34	Partial Defeasance Permitted (Y/N)	Note, Loan Agreement
35	Appraised Value	Appraisal Report
36	Appraised Value Type	Appraisal Report
37	Appraisal Firm	Appraisal Report
38	Appraisal Date	Appraisal Report
39	Year Built	Engineering Report, Appraisal Report
40	Year Renovated	Engineering Report, Appraisal Report
41	Number of Units	Rent Roll, Appraisal Report
42	Low Income Units	CRA Report
43	Very Low Income Units	CRA Report
44	Unit of Measure	Rent Roll, Appraisal Report
45	Cut-off Balance Per Unit	Refer to calculation procedures below
46	# Units - Commercial	Rent Roll, Appraisal Report
47	Elevator (Y/N)	Engineering Report
48	FIRREA Eligible (Y/N)	Appraisal Report
49	Zoning Status	Zoning Report, Appraisal Report
50	Lien Position	Title Policy
51	Fee Simple/Leasehold	Title Policy
52	Ground Lease Rent	Ground Lease
53	Ground Lease Expiration Date	Ground Lease
54	Ground Lease Expiration Date w/ Extensions	Ground Lease
55	LTV at Cut-off	Refer to calculation procedures below
56	LTV at Maturity	Refer to calculation procedures below
57	U/W EGI	Investment Brief, ASR
58	U/W Expenses	Investment Brief, ASR
59	U/W NOI	Investment Brief, ASR
60	Underwritten Annual Reserves	Investment Brief, ASR
61	U/W NCF	Investment Brief, ASR
62	U/W DSCR (NCF)	Refer to calculation procedures below
63	U/W IO DSCR (NCF)	Refer to calculation procedures below
64	Most Recent Period Ending	Investment Brief, ASR

	Characteristic	Source Document
65	Most Recent EGI	Investment Brief, ASR
66	Most Recent Expenses	Investment Brief, ASR
67	Most Recent NOI	Investment Brief, ASR
68	Most Recent NCF	Investment Brief, ASR
69	Most Recent DSCR (NCF)	Refer to calculation procedures below
70	2nd Most Recent Period Ending	Investment Brief, ASR
71	2nd Most Recent EGI	Investment Brief, ASR
72	2nd Most Recent Expenses	Investment Brief, ASR
73	2nd Most Recent NOI	Investment Brief, ASR
74	2nd Most Recent NCF	Investment Brief, ASR
75	2nd Most Recent DSCR (NCF)	Refer to calculation procedures below
76	3rd Most Recent Period Ending	Investment Brief, ASR
77	3rd Most Recent EGI	Investment Brief, ASR
78	3rd Most Recent Expenses	Investment Brief, ASR
79	3rd Most Recent NOI	Investment Brief, ASR
80	3rd Most Recent NCF	Investment Brief, ASR
81	3rd Most Recent DSCR (NCF)	Refer to calculation procedures below
82	Occupancy Rate	Rent Roll/Appraisal Report
83	Occupancy as of Date	Rent Roll
84	Monthly Rent per Unit	Refer to calculation procedures below
85	Tenant Concentration Type	Property Inspection and Lease Audit
86	% of Tenant Concentration	Property Inspection and Lease Audit
87	Non-Compliance Provisions (Y/N)	Loan Agreement
88	Regulatory Agreement (Y/N)	Loan Agreement, Ground Lease, Appraisal Report
89	Condo Ownership (% or N/A)	Loan Agreement
90	Amount Sq. Ft - Commercial	Appraisal Report, Commercial Lease
91	% of GPR from Commercial Rental Income	Refer to calculation procedures below
92	Environmental Firm	Phase I Report
93	Phase I Environmental Report Date	Phase I Report
94	Phase II Recommended (Y/N)	Phase I Report
95	Phase II Performed (Y/N)	Phase II Report
96	Phase II Environmental Report Date	Phase II Report
97	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Report, Phase II Report
98	Engineering Firm	Engineering Report
99	Engineering Report Date	Engineering Report
100	Immediate Repairs Cost Estimate	Engineering Report
101	Replacement Reserves Cost Estimate per Year	Engineering Report
102	Seismic Firm	Seismic Report
103	Seismic Report Date	Seismic Report
104	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report
105	PML Report Required (Y/N)	Engineering Report, Investment Brief
106	PML (%)	Seismic Report
107	Green Advantage	Investment Brief

	Characteristic	Source Document
108	Tax Escrow - Current Balance ($ or N/A)	Servicing Report
109	Tax Escrow - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report
110	Tax Escrow - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report
111	Insurance Escrow - Current Balance ($ or N/A)	Servicing Report
112	Insurance Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Closing Statement
113	Insurance Reserve - Contractual Payment	Escrow Agreement, Servicing Report
114	Engineering Reserve - Current Balance ($ or N/A)	Servicing Report
115	Engineering Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
116	Engineering Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
117	Replacement Reserve - Current Balance ($ or N/A)	Servicing Report
118	Replacement Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
119	Replacement Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
120	Replacement Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
121	Other Reserve - Current Balance ($ or N/A)	Servicing Report
122	Other Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
123	Other Reserve Description	Escrow Agreement, Servicing Report, Loan Agreement
124	Other Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
125	Other Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
126	Springing Reserve Name	Loan Agreement, Escrow Agreement
127	Springing Reserve Amount ($ or N/A)	Loan Agreement, Escrow Agreement
128	Springing Reserve Description	Loan Agreement, Escrow Agreement
129	Letter of Credit Amount	Letter of Credit, Loan Agreement
130	Letter of Credit Description	Letter of Credit, Loan Agreement
131	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Escrow Agreement
132	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement
133	Environmental Insurance (Y/N)	Proof of Insurance
134	Flood Insurance (Y/N)	Proof of Insurance
135	Windstorm Insurance (Y or N)	Proof of Insurance
136	Earthquake Insurance In Place (Y/N)	Proof of Insurance
137	Terrorism Insurance (Y/N)	Proof of Insurance
138	Property Insurance Coverage (Y/N)	Proof of Insurance
139	Liability Insurance Coverage (Y/N)	Proof of Insurance
140	Cash Management (Description or N/A)	Cash Management Agreement
141	Lockbox (Y/N)	Cash Management Agreement
142	Existing Financing In Place (Y/N)	Secondary Financing Document, Loan Agreement
143	Existing Financing Amount	Secondary Financing Document
144	Existing Financing Description	Secondary Financing Document, Loan Agreement
145	CDCR (combined DCR)	Refer to calculation procedures below

	Characteristic	Source Document
146	CLTV (combined LTV)	Refer to calculation procedures below
147	Future Mezzanine Debt (Y/N)	Loan Agreement
148	Future Secondary Financing (Y/N)	Loan Agreement
149	Future Secondary Financing Description	Loan Agreement
150	Substitution Permitted (Y/N)	Loan Agreement, DOT
151	Number of Properties per Loan	Loan Agreement, Appraisal Report
152	Multiproperty Collateral Release Price ($ or N/A)	Loan Agreement, DOT
153	Crossed Loans	Loan Agreement, DOT
154	Release (Y or N or N/A)	Loan Agreement, Cross-Collateralization Agreement
155	Release Provisions (Description or N/A)	Loan Agreement, Cross-Collateralization Agreement
156	Loan Purpose	Loan Agreement, Closing Statement
157	Borrowing Entity	Note, Loan Agreement
158	Entity Type	Note, Loan Agreement
159	State of Organization	Note, Loan Agreement
160	Affiliated Borrower Loans	Guaranty
161	Borrower Type	Loan Agreement, DOT
162	Tenants In Common (Y/N)	Loan Agreement
163	Delaware Statutory Trust (Y/N)	Loan Agreement, DOT
164	Independent Director (Y/N)	Loan Agreement
165	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
166	Assumption Fee	Loan Agreement
167	Recourse(Y/N)	Note, Guaranty
168	Recourse Description	Note, Guaranty
169	Bad Boy Indemnitor / Guarantor	Guaranty
170	Environmental Indemnitor (Name or N/A)	Note, Guaranty, Loan Agreement
171	Environmental Carveout (Y/N)	Note, Guaranty, Loan Agreement
172	Fraud Carveout (Y/N)	Note, Guaranty
173	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Note, Guaranty
174	Voluntary Bankruptcy Carveout (Y/N)	Note, Guaranty
175	Waste Carveout (Y/N)	Note, Guaranty
176	Borrower Or Principal Prior Bankruptcy (Y/N)	Form 1115
177	Management Company	Management Agreement
178	Cut-off Date	None - provided by Freddie Mac
179	Primary Servicing Fee	Commitment
180	Master Servicing Fee	None - provided by Freddie Mac
181	Trustee Fee	Trustee Bid
182	Master Servicer Surveillance Fee	None - provided by Freddie Mac
183	Special Servicer Surveillance Fee	Refer to calculation procedures below
184	CREFC® Royalty Fee	None - provided by Freddie Mac
185	Administration Fee	Refer to calculation procedures below
186	Net Mortgage Rate	Refer to calculation procedures below

With respect to Characteristic 12, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Balance using the First Payment Date, the Original Principal Balance, the Interest Calculation Method, the Monthly Debt Service, the Note Rate, the Interest Only Term and the Cut-off Date. At the request of representatives of Freddie Mac, Cut-off Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 13, assuming, at your request, no prepayments of principal, we recomputed the Maturity Balance using the First Payment Date, the Monthly Debt Service, the Original Principal Balance, the Interest Calculation Method, the Note Rate, the Interest Only Term and the Maturity Date. At the request of representatives of Freddie Mac, Maturity Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 14, we recomputed the % of Cut-off Date Pool Balance by dividing the (i) Cut-off Balance by (ii) sum of each of the Mortgage Assets’ Cut-off Balance.

With respect to Characteristic 19, (i) for those Mortgage Assets with an Amortization Type of “Interest Only,” we compared the Monthly Debt Service to the Monthly Debt Service (IO) and (ii) for those Mortgage Assets with an Amortization Type of “Partial IO” or “Balloon,” we compared the Monthly Debt Service to the corresponding information set forth on the Note.

With respect to Characteristic 20, we recomputed the Monthly Debt Service (IO) as one twelfth of the product of (i) the Original Principal Balance, (ii) the Note Rate and (iii) a fraction equal to 365/360.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Balloon.”

With respect to Characteristic 26, we recomputed the Original Amortization Term using the Original Principal Balance, the Monthly Debt Service and the Note Rate and a 30/360 Interest Calculation Method.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Interest Only.”

With respect to Characteristic 27, we recomputed the Original Loan Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 28, we recomputed the Remaining Amortization by subtracting the (i) Seasoning from (ii) Original Amortization Term.  With respect to those Mortgage Assets with an Amortization Type of “Partial IO,” for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the Interest Only Term.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Interest Only.”

With respect to Characteristic 29, we recomputed the Remaining Term by subtracting the (i) Seasoning from (ii) Original Loan Term.

With respect to Characteristic 30, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 31, (i) for those Mortgage Assets with an Amortization Type of “Partial IO,” we recomputed the Interest Only Term by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the first principal and interest installment due date (as set forth on the Note) and (ii) for those Mortgage Assets with an Amortization Type of “Interest Only,” we compared the Interest Only Term to the Original Loan Term.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Balloon.”

With respect to Characteristic 45, we recomputed the Cut-off Balance Per Unit by dividing the (i) Cut-off Balance by (ii) Number of Units. With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Cut-off Balance and the aggregate Number of Units of the related cross collateralized Mortgage Assets.

With respect to Characteristic 55, we recomputed the LTV at Cut-off by dividing the (i) Cut-off Balance by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 56, we recomputed the LTV at Maturity by dividing the (i) Maturity Balance by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 62, we recomputed the U/W DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 63, we recomputed the U/W IO DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service (IO).  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Balloon.”

With respect to Characteristic 69, we recomputed the Most Recent DSCR (NCF) by dividing the (i) Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 75, we recomputed the 2nd Most Recent DSCR (NCF) by dividing the (i) 2nd Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 81, we recomputed the 3rd Most Recent DSCR (NCF) by dividing the (i) 3rd Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by their respective Cut-off Balance.

With respect to Characteristic 84, we recomputed the Monthly Rent per Unit by dividing the (i) aggregate gross potential rent (as set forth on or derived from the Rent Roll) by (ii) Number of Units.  At the request of representatives of Freddie Mac, Monthly Rent per Unit differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 91, we recomputed the % of GPR from Commercial Rental Income by dividing the (i) Freddie Mac proforma commercial income (as set forth on the Investment Brief or ASR) by (ii) sum of the (a) Freddie Mac proforma commercial income (as set forth on the Investment Brief or ASR) and (b) gross potential rent – residential (as set forth on the Investment Brief or ASR).

With respect to Characteristic 145, we recomputed the CDCR (combined DCR) by dividing the (i) U/W NCF by (ii) sum of the (a) annualized Monthly Debt Service and (b) annualized existing financing monthly debt service (as set forth on the Secondary Financing Document).  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with an Existing Financing Amount of “N/A” or with existing financing where regular scheduled payments are only repaid from excess or residual cash flow (as set forth on the Secondary Financing Document).

With respect to Characteristic 146, we recomputed the CLTV (combined LTV) by dividing the (i) sum of the (a) Cut-off Balance and (b) aggregate Existing Financing Amount by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with an Existing Financing Amount of “N/A” or with existing financing where regular scheduled payments are only repaid from excess or residual cash flow (as set forth on the Secondary Financing Document).

With respect to Characteristic 183, we recomputed the Special Servicer Surveillance Fee as (i) $125,000 (as stipulated by representatives of Freddie Mac) divided by (ii) the sum of each of the Mortgage Assets’ Cut-off Balance.  As stipulated by representatives of Freddie Mac, the resulting value was rounded up to the nearest 0.00001%.

With respect to Characteristic 185, we recomputed the Administration Fee as the sum of the (i) Primary Servicing Fee, (ii) Master Servicing Fee, (iii) Trustee Fee, (iv) Master Servicer Surveillance Fee, (v) Special Servicer Surveillance Fee and (vi) CREFC® Royalty Fee.

With respect to Characteristic 186, we recomputed the Net Mortgage Rate by subtracting the (i) Administration Fee from (ii) Note Rate.